Condensed consolidated interim statement of changes in equity - CHF (SFr) SFr in Thousands		Total	Share capital	Additional paid-in capital	Cumulative losses
Equity at beginning of period at Dec. 31, 2020		SFr 107,220	SFr 2,915	SFr 299,479	SFr (195,174)
Net result		(33,567)			(33,567)
Remeasurement of net pension liabilities		6,527			6,527
Exchange differences on translating foreign operations		3			3
Total comprehensive result, attributable to shareholders		(27,037)			(27,037)
Share-based compensation costs	[1]	1,853		1,853
Issuance of new shares, net of transaction costs		52,473	300	52,173
Exercise of stock options, net of transaction costs		128	12	116
Equity at end of period at Jun. 30, 2021		134,638	3,227	353,621	(222,210)
Equity at beginning of period at Dec. 31, 2021		107,289	3,229	355,010	(250,950)
Net result		148,605			148,605
Remeasurement of net pension liabilities		6,875			6,875
Exchange differences on translating foreign operations		(10)			(10)
Total comprehensive result, attributable to shareholders		155,470			155,470
Share-based compensation costs	[1]	2,870		2,870
Exercise of stock options, net of transaction costs		244	21	223
Equity at end of period at Jun. 30, 2022		SFr 265,873	SFr 3,250	SFr 358,103	SFr (95,480)

[1]	See note 5.6